Note 6 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Maturities of Long-Term Debt [Table Text Block]
2023	$1,210,000
2024	1,319,960
2025	-
2026	-
2027 and thereafter	-
Total	$2,529,960